UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

Albany, NY                                             12207-1002

(Address of principal executive offices)                           (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedules of Investments.

Paradigm Value Fund
		Schedule of Investments
		March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
59,000	Air Transport Services Group, Inc. *	$ 1,359,950	2.54%

Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	435,200	0.81%

Communications Equipment, NEC
10,000	Lumentum Holdings Inc. *	565,400
25,000	Vocera Communications, Inc. *	790,750
		1,356,150	2.53%

Computer Communications Equipment
110,300	A10 Networks, Inc. *	782,027
110,000	Extreme Networks, Inc. *	823,900
		1,605,927	3.00%

Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,503,744	2.81%

Electrical Work
19,700	EMCOR Group Inc.	1,439,676	2.69%

Electronic Computers
6,000	Omnicell, Inc. *	485,040	0.91%

Footwear, (No Rubber)
10,000	Caleres, Inc.	246,900	0.46%

Guided Missiles & Space Vehicles & Parts
15,000	Kratos Defense & Security Solutions, Inc. *	234,450	0.44%

Heavy Construction Other Than Building Construction - Contractors
20,000	Granite Construction Incorporated	863,000	1.61%

Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,471,043	2.74%

Laboratory Analytical Instruments
19,900	PerkinElmer Inc.	1,917,564	3.58%

Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	413,150	0.77%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
45,000	Summit Materials, Inc. - Class A *	714,150	1.33%

Motor Vehicle Parts & Accessories
50,000	Tower International, Inc.	1,051,500	1.96%

National Commercial Banks
39,500	First Merchants Corporation	1,455,575
14,936	National Bank Holdings Corporation - Class A	496,771
		1,952,346	3.64%

Optical Instruments & Lenses
8,000	II-VI Incorporated *	297,920	0.56%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
120,000	RTI Surgical, Inc. *	721,200	1.35%

Printed Circuit Boards
15,000	Jabil Circuit, Inc.	398,850	0.74%

Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	386,200
85,400	Express Inc. *	365,512
33,400	Tailored Brands, Inc.	261,856
		1,013,568	1.89%

Retail - Catalog & Mail-Order Houses
5,000	Insight Enterprises, Inc. *	275,300	0.51%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,498,692	2.80%

Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	271,500	0.51%

Retail - Retail Stores, NEC
8,500	IAC/InterActiveCorp. *	1,785,935	3.33%

Retail - Shoe Stores
14,500	Designer Brands Inc. - Class A	322,190
24,800	Foot Locker, Inc.	1,502,880
		1,825,070	3.41%

Retail - Women's Clothing Stores
80,000	RTW Retailwinds, Inc. *	192,000	0.36%

Savings Institution, Federally Chartered
38,300	LegacyTexas Financial Group, Inc.	1,432,037	2.67%

Semiconductors & Related Devices
30,000	FormFactor, Inc. *	482,700
61,600	Kulicke & Soffa Industries Inc. (Singapore)	1,361,976
7,588	Marvell Technology Group Ltd. (Bermuda)	150,925
20,400	Qorvo, Inc. *	1,463,292
		3,458,893	6.45%

Services - Business Services, NEC
21,400	Tabula Rasa HealthCare, Inc. *	1,207,388	2.25%

Services - Computer Integrated Systems Design
20,000	Allscripts Healthcare Solutions, Inc. *	190,800
60,000	Ribbon Communications Inc. *	309,000
		499,800	0.93%

Services - Help Supply Services
44,400	Kforce Inc.	1,559,328	2.91%

Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	1,602,468	2.99%

Services - Hospitals
17,400	Magellan Health Services Inc. *	1,147,008
21,650	MEDNAX, Inc. *	588,231
		1,735,239	3.24%

Services - Management Services
60,000	R1 RCM Inc. *	580,200	1.08%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	511,900	0.96%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	307,860	0.57%

Special Industry Machinery, NEC
50,800	Brooks Automation, Inc.	1,489,964	2.78%

State Commercial Banks
25,000	Banner Corporation	1,354,250
39,000	Renasant Corporation	1,320,150
		2,674,400	4.99%

Telegraph & Other Message Communications
18,900	j2 Global, Inc.	1,636,740	3.05%

Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	314,160	0.59%

Transportation Services
15,400	GATX Corp.	1,176,098	2.19%

Wholesale - Computers & Peripheral Equipment & Software
10,832	SYNNEX Corporation	1,033,264	1.93%

Wholesale - Hardware
40,000	Wesco Aircraft Holdings, Inc. *	351,600	0.66%

Wholesale - Lumber & Other Construction Materials
30,000	Foundation Building Materials, Inc. *	295,200
80,000	Huttig Building Products, Inc. *	221,600
		516,800	0.96%

Women's, Misses', and Juniors Outerwear
80,000	J.Jill, Inc. *	439,200	0.82%

Total for Common Stocks (Cost $28,072,179)		47,857,164	89.30%

REAL ESTATE INVESTMENT TRUSTS
41,500	Blackstone Mortgage Trust, Inc. - Class A	1,434,240
14,750	Mid-America Apartment Communities Inc.	1,612,618
Total for Real Estate Investment Trusts (Cost $1,614,210)		3,046,858	5.69%

MONEY MARKET FUNDS
2,601,138	SEI Daily Income Trust Government Fund CL F 2.20%**	2,601,138	4.85%
Total for Money Market Funds (Cost $2,601,138)

Total Investment Securities		53,505,160	99.84%
	(Cost $32,287,527)

Other Assets in Excess of Liabilities		87,359	0.16%

Net Assets		$ 53,592,519	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Opportunity Fund
		Schedule of Investments
		March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$ 123,956	1.03%

Communications Equipment, NEC
7,000	Lumentum Holdings Inc. *	395,780	3.30%

Computer Communications Equipment
36,100	A10 Networks, Inc. *	255,949	2.14%

Construction - Special Trade Contractors
12,500	Matrix Service Co. *	244,750	2.04%

Electrical Work
5,400	EMCOR Group Inc.	394,632	3.29%

General Industrial Machinery & Equipment
11,400	Rexnord Corporation *	286,596	2.39%

Industrial Organic Chemicals
6,350	Sensient Technologies Corporation	430,467	3.59%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,775	Teradyne, Inc.	309,756	2.59%

Laboratory Analytical Instruments
4,000	PerkinElmer Inc.	385,440	3.22%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	215,956	1.80%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
6,160	Avanos Medical, Inc. *	262,909	2.20%

Retail - Apparel & Accessory Stores
11,875	Express Inc. *	50,825
4,900	Tailored Brands, Inc.	38,416
		89,241	0.75%

Retail - Department Stores
2,500	Dillard's, Inc. - Class A	180,050	1.50%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	294,861	2.46%

Retail - Lumber & Other Building Materials Dealers
18,800	BMC Stock Holdings, Inc. *	332,196	2.77%

Retail - Retail Stores, NEC
2,500	IAC/InterActiveCorp. *	525,275	4.39%

Retail - Shoe Stores
11,900	Designer Brands Inc. - Class A	264,418
6,700	Foot Locker, Inc.	406,020
		670,438	5.60%

Semiconductors & Related Devices
18,300	Kulicke & Soffa Industries Inc. (Singapore)	404,613
5,700	Qorvo, Inc. *	408,861
4,700	Skyworks Solutions, Inc.	387,656
		1,201,130	10.03%

Services - Business Services, NEC
6,600	Tabula Rasa HealthCare, Inc. *	372,372	3.11%

Services - Computer Integrated Systems Design
31,500	Allscripts Healthcare Solutions, Inc. *	300,510	2.51%

Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *	222,497	1.86%

Services - Help Supply Services
18,500	Kelly Services, Inc. - Class A	408,110	3.41%

Services - Home Health Care Services
5,100	Addus HomeCare Corporation *	324,309	2.71%

Services - Hospitals
5,900	Magellan Health Services Inc. *	388,928
5,630	MEDNAX, Inc. *	152,967
		541,895	4.53%

Services - Prepackaged Software
5,900	Progress Software Corporation	261,783	2.19%

Special Industry Machinery (No Metalworking Machinery)
4,300	Kadant Inc.	378,228	3.16%

Special Industry Machinery, NEC
16,200	Brooks Automation, Inc.	475,146	3.97%

Surgical & Medical Instruments & Apparatus
10,400	AtriCure, Inc. *	278,616
18,700	GenMark Diagnostics, Inc. *	132,583
4,500	OrthoPediatrics Corp. *	199,035
		610,234	5.10%

Telegraph & Other Message Communications
5,000	j2 Global, Inc.	433,000	3.62%

Wholesale - Computers & Peripheral Equipment & Software
1,870	SYNNEX Corporation	178,379	1.49%

Total for Common Stocks (Cost $8,111,507)		11,105,845	92.75%

REAL ESTATE INVESTMENT TRUSTS
3,700	Mid-America Apartment Communities Inc.	404,521	3.37%
Total for Real Estate Investment Trusts (Cost $200,380)

MONEY MARKET FUNDS
504,729	SEI Daily Income Trust Government Fund CL F 2.20%**	504,729	4.22%
Total for Money Market Funds (Cost $504,729)

Total Investment Securities		12,015,095	100.34%
	(Cost $8,816,616)

Liabilities in Excess of Other Assets		(40,814)	-0.34%

Net Assets		$ 11,974,281	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Select Fund
		Schedule of Investments
		March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Chemical & Allied Products
1,775	Innospec Inc.	$ 147,946
6,725	Olin Corp.	155,617
		303,563	1.11%

Communications Equipment, NEC
9,500	Lumentum Holdings Inc. *	537,130	1.97%

Construction - Special Trade Contractors
27,300	Matrix Service Co. *	534,534	1.97%

Electrical Work
5,700	EMCOR Group Inc.	416,556	1.53%

Electromedical & Electrotherapeutic Apparatus
11,400	Masimo Corporation *	1,576,392	5.79%

Fire, Marine & Casualty Insurance
3,950	American Financial Group Inc.	380,030	1.40%

Footwear (No Rubber)
15,000	Caleres, Inc.	370,350	1.36%

General Industrial Machinery & Equipment
12,000	Rexnord Corporation *	301,680	1.11%

Industrial Instruments For Measurement, Display, and Control
5,800	MKS Instruments, Inc.	539,690	1.98%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	393,182
4,350	Westlake Chemical Corp.	295,191
		688,373	2.53%

Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	744,012	2.73%

Laboratory Analytical Instruments
9,700	PerkinElmer Inc.	934,692	3.44%

Millwood, Veneer, Plywood, & Structural Wood Members
6,000	American Woodmark Corporation *	495,780	1.82%

Miscellaneous Manufacturing Industries
6,600	Hillenbrand, Inc.	274,098	1.01%

Motor Vehicle Parts & Accessories
6,700	Dana Incorporated *	118,858	0.44%

Optical Instruments & Lenses
7,000	II-VI Incorporated *	260,680	0.96%

Plastics Products
13,500	Entegris, Inc.	481,815	1.77%

Printed Circuit Boards
26,800	Jabil Circuit, Inc.	712,612
16,000	TTM Technologies, Inc. *	187,680
		900,292	3.31%

Retail - Apparel & Accessory Stores
8,950	Tailored Brands, Inc.	70,168	0.26%

Retail - Catalog & Mail-Order Houses
5,000	Insight Enterprises, Inc. *	275,300	1.01%

Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	162,542	0.60%

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	507,693	1.87%

Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	593,712	2.18%

Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	881,144	3.24%

Retail - Retail Stores, NEC
6,600	IAC/InterActiveCorp. *	1,386,726	5.10%

Retail - Shoe Stores
11,000	Foot Locker, Inc.	666,600	2.45%

Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	104,130	0.38%

Search, Detection, Navigation, Guidance, Aeronautical Systems
6,800	Garmin Ltd. (Switzerland)	587,180	2.16%

Semiconductors & Related Devices
20,500	Kulicke & Soffa Industries Inc. (Singapore)	453,255
32,025	Marvell Technology Group Ltd. (Bermuda)	636,977
11,200	Qorvo, Inc. *	803,376
5,800	Skyworks Solutions, Inc.	478,384
		2,371,992	8.72%

Services - Computer Integrated Systems Design
22,000	Allscripts Healthcare Solutions, Inc. *	209,880	0.77%

Services - Help Supply Services
18,625	Kelly Services, Inc. - Class A	410,867
11,350	Kforce Inc.	398,612
		809,479	2.98%

Services - Hospitals
9,000	Magellan Health Services Inc. *	593,280
8,000	MEDNAX, Inc. *	217,360
		810,640	2.98%

Services - Prepackaged Software
1,809	Black Knight, Inc. *	98,590
8,300	Progress Software Corporation	368,271
		466,861	1.72%

Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *	402,728	1.48%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
6,200	Carpenter Technology Corporation	284,270	1.04%

Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	874,557	3.22%

Telegraph & Other Message Communications
7,300	j2 Global, Inc.	632,180	2.32%

Telephone & Telegraph Apparatus
4,500	Fabrinet * (Thailand)	235,620	0.87%

Title Insurance
5,900	Fidelity National Financial, Inc.	215,645	0.79%

Wholesale - Computers & Peripheral Equipment & Software
7,500	SYNNEX Corporation	715,425	2.63%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
6,800	EnerSys	443,088	1.63%

Wholesale - Hardware
4,500	Wesco Aircraft Holdings, Inc. *	238,545	0.88%

Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company	224,784	0.83%

Wood Household Furniture, (No Upholstered)
11,200	Ethan Allen Interiors Inc.	214,256	0.79%

Total for Common Stocks (Cost $18,403,971)		24,243,670	89.13%

REAL ESTATE INVESTMENT TRUSTS
5,900	Mid-America Apartment Communities Inc.	645,047	2.37%
Total for Real Estate Investment Trusts (Cost $500,280)

MONEY MARKET FUNDS
2,320,744	SEI Daily Income Trust Government Fund CL F 2.20%**	2,320,744	8.53%
Total for Money Market Funds (Cost $2,320,744)

Total Investment Securities		27,209,461	100.03%
	(Cost $21,224,995)

Liabilities in Excess of Other Assets		(8,951)	-0.03%

Net Assets		$ 27,200,510	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

Paradigm Micro-Cap Fund
		Schedule of Investments
		March 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
25,000	Ducommun Incorporated *	$ 1,088,000	2.08%

Ball & Roller Bearings
70,000	NN, Inc.	524,300	1.00%

Communications Equipment, NEC
50,000	Vocera Communications, Inc. *	1,581,500	3.03%

Communications Services, NEC
80,000	Calix, Inc. *	616,000	1.18%

Computer Communications Equipment
280,000	Extreme Networks, Inc. *	2,097,200	4.02%

Computer Peripheral Equipment, NEC
140,000	Mitek Systems, Inc. *	1,713,600	3.28%

Concrete Products, Except Block & Brick
100,000	Forterra, Inc. *	422,000	0.81%

Electromedical & Electrotherapeutic Apparatus
120,000	Cutera, Inc. *	2,119,200	4.06%

Electronic Components & Accessories
10,000	KEMET Corporation	169,700	0.32%

Electronic Computers
20,000	Omnicell, Inc. *	1,616,800	3.10%

Engines & Turbines
400,000	Westport Fuel Systems Inc. *	620,000	1.19%

Footwear (No Rubber)
50,000	Caleres, Inc.	1,234,500	2.37%

Motor Vehicle Parts & Accessories
120,000	Modine Manufacturing Company *	1,664,400	3.19%

Office Machines, NEC
186,100	Pitney Bowes Inc.	1,278,507	2.45%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
400,000	RTI Surgical, Inc. *	2,404,000	4.61%

Perfumes, Cosmetics & Other Toilet Preparations
200,000	Avon Products, Inc. * (United Kingdom)	588,000	1.13%

Pharmaceutical Preparations
60,000	Dermira, Inc. *	813,000	1.56%

Printed Circuit Boards
80,000	TTM Technologies, Inc. *	938,400	1.80%

Retail - Apparel & Accessory Stores
80,000	Citi Trends, Inc.	1,544,800
60,000	Tilly's, Inc. - Class A *	667,800
		2,212,600	4.24%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises, Inc. *	1,651,800	3.17%

Retail - Retail Stores, NEC
240,000	Kirkland’s, Inc. *	1,687,200	3.23%

Retail - Women’s Clothing Stores
20,000	The CATO Corporation - Class A	299,600
400,000	RTW Retailwinds, Inc. *	960,000
		1,259,600	2.41%

Semiconductors & Related Devices
50,000	Finisar Corporation *	1,158,500
300,000	NeoPhotonics Corporation *	1,887,000
50,000	Resonant Inc. *	150,000
		3,195,500	6.12%

Services - Computer Integrated Systems Design
400,000	Aerohive Networks, Inc. *	1,812,000
180,000	Allscripts Healthcare Solutions, Inc. *	1,717,200
340,000	Ribbon Communications Inc. *	1,751,000
		5,280,200	10.12%

Services - Computer Processing & Data Preparation
200,000	Castlight Health, Inc. *	750,000	1.44%

Services - Computer Programming, Data Processing, Etc.
10,000	Model N, Inc. *	175,400	0.34%

Services - Management Services
250,000	R1 RCM Inc. *	2,417,500	4.63%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	2,047,600	3.92%

Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	949,968	1.82%

Surgical & Medical Instruments & Apparatus
20,000	Cerus Corporation *	124,600
40,000	Sensus Healthcare, Inc. *	280,800
		405,400	0.78%

Telephone & Telegraph Apparatus
240,000	Infinera Corporation *	1,041,600	2.00%

Wholesale - Computers & Peripheral Equipment & Software
20,000	ScanSource, Inc. *	716,400	1.37%

Wholesale - Hardware
220,000	Wesco Aircraft Holdings, Inc. *	1,933,800	3.71%

Wholesale - Lumber & Other Construction Materials
50,000	Foundation Building Materials, Inc. *	492,000
250,000	Huttig Building Products, Inc. *	692,500
		1,184,500	2.27%

Women's, Misses', and Juniors Outerwear
320,000	J.Jill, Inc. *	1,756,800	3.37%

Total for Common Stocks (Cost $42,883,442)		50,154,975	96.12%

MONEY MARKET FUNDS
1,955,359	SEI Daily Income Trust Government Fund CL F 2.20%**	1,955,359	3.75%
Total for Money Market Funds (Cost $1,955,359)

Total Investment Securities		52,110,334	99.87%
	(Cost $44,838,801)

Other Assets in Excess of Liabilities		67,301	0.13%

Net Assets		$ 52,177,635	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2019.

See accompanying notes to Schedule of Investments.

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2019

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2019 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$32,287,527	$8,816,616	$21,224,995
Gross Unrealized Appreciation	$23,520,489	$3,994,634	$7,115,783
Gross Unrealized Depreciation	($2,302,856)	($796,155)	($1,131,317)
Net Unrealized Appreciation
(Depreciation) on Investments	$21,217,633	$3,198,479	$5,984,466

Micro-Cap Fund
Cost of Investments	$44,838,801
Gross Unrealized Appreciation	$10,575,056
Gross Unrealized Depreciation	($3,303,523)
Net Unrealized Appreciation
(Depreciation) on Investments	$7,271,533

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security.   When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2019:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,857,164	$-	$-	$47,857,164
Real Estate Investment Trusts	3,046,858	-	-	3,046,858
Money Market Funds	2,601,138	-	-	2,601,138
Total	$53,505,160	$-	$-	$53,505,160

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,105,845	$-	$-	$11,105,845
Real Estate Investment Trusts	404,521	-	-	404,521
Money Market Funds	504,729	-	-	504,729
Total	$12,015,095	$-	$-	$12,015,095

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,243,670	$-	$-	$24,243,670
Real Estate Investment Trusts	645,047	-	-	645,047
Money Market Funds	2,320,744	-	-	2,320,744
Total	$27,209,461	$-	$-	$27,209,461

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$50,154,975	$-	$-	$50,154,975
Money Market Funds	1,955,359	-	-	1,955,359
Total	$52,110,334	$-	$-	$52,110,334

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended March 31, 2019.

The Funds did not invest in any derivative instruments during the three month period ended March 31, 2019.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                5/23/2019

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                5/23/2019